Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The plan administrator has evaluated subsequent events from the date of these financial statements and supplemental schedule, through the date of issuance of this report, and determined that, except for the Proposed Transaction with Banco Santander and plan amendments discussed above in Note 1: Description of the Plan, no significant events were identified requiring recognition or disclosure.